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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2001

If amended report check here:      |X|                    Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding
                                       entries.

Deephaven Capital Management LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

130 Cheshire Lane,  Suite 102,  Minnetonka,  MN  55305
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Thomas Wagner               Chief Compliance Officer            (952) 249-5657
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                             /s/ Thomas Wagner
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                             Minnetonka, MN  55305
                                                November 17,2006
                                      ------------------------------------------
                                              (Place and Date of Signing)

Deephaven Capital Management is filing this amendment to add securites that were erroneously omitted from the August 7, 2006 amended filing. All securities for which confidential treatment had previously been requested and has susequently expired have been included in the August 7, 2006 or the September 28, 2006 amended filings.

Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       ______0______

Form 13F Information Table Entry Total:  ______14_______

Form 13F Information Table Value Total: $___90,741______
                                         (thousands)





List of Other Included Managers:  N/A

THIS AMENDMENT ADDS SECURITIES HOLDINGS TO THOSE REPORTED ON FORM 13F-HR/A AS FILED ON AUGUST 7, 2006 FOR THE PERIOD ENDING DECEMBER 31, 2001. THESE HOLDINGS ARE ADDED PURSUANT TO EXPIRATION OF CONFIDENTIAL TREATMENT STATUS.



                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ADELPHIA COMMUNICATIONS CORP    COM              006848105      2291       73500        SH       SOLE  N/A   73500      0   0
AFFILIATED MANAGERS GROUP       0% CONV BDS      008252AC2      13878      14400000     PRN      SOLE  N/A   0          0   1440
AMERICAN INTL GROUP INC.        COM              026874107      1199       15100        SH       SOLE  N/A   15100      0   0
AMERICAN TOWER CORP             5% CNV BDS       029912AE2      1643       2750000      PRN      SOLE  N/A   0          0   2750
AMERICAN TOWER CORP             5% CNV NT        029912AF9      13384      22400000     PRN      SOLE  N/A   0          0   2240
AMERICAN TOWER CORP             6.25% CNV        029912AB8      3380       4500000      PRN      SOLE  N/A   0          0   4500
ANADARKO PETROLEUM CORP         COM              032511107      4678       82300        SH       SOLE  N/A   82300      0   0
ANADARKO PETROLEUM CORP         COM              032511107      4138       72800        SH       SOLE  N/A   72800      0   0
ANALOG DEVICES                  144A 4.75% CONV S032654AC9      4649       4910000      PRN      SOLE  N/A   0          0   4910
ANTHEM INC                      PERF CNV 6%      03674B203      13513      214500       PRN      SOLE  N/A   0          0   2145
ASSISTED LIVING CONCEPTS        CONV. SUB DEBS   04543LAD1      3          2435000      PRN      SOLE  N/A   0          0   2435
ASSISTED LIVING CONCEPTS        5 5/8% MN SUB DEB04543LAG4      1340       4000000      PRN      SOLE  N/A   0          0   4000
AVATAR HLDGS INC                7% CNV BDS       053494AD2      3291       3465000      PRN      SOLE  N/A   0          0   3465
AVAYA INC                       0% CNV BDS       053499AA7      23354      43150000     PRN      SOLE  N/A   0          0   4315